Debt - Schedule of Aggregate Annual Maturities of Senior and Other Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Aggregate maturities	$ 3,200,565	$ 3,499,424
Senior and Other Debt
Debt Instrument [Line Items]
2018	115,468
2019	103,894
2020	129,334
2021	138,316
2022	181,609
Thereafter	2,406,842
Aggregate maturities	3,075,463
Less: discount, net	(14,656)
Total	$ 3,060,807